UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	June 30, 2009

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
	Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
August 4, 2009
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-
     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	176

Form 13F Information Table Value Total:
	15,475,296 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011








MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : March
31, 2009 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5
COLUMN 6 COLUMN 7 COLUMN 8 VALUE SHRS OR
SH/PUT/INVESTMENTOTHER VOTING AUTHORITY NAME OF ISSUER
TITLE OF CLASS CUSIP (x$1000) PRN AMT
PRNCALLDISCRETIONMANAGERS SOLE SHAREDNONE ABB LTD
ADR (1 ORD SHR) 000375204 3,832 208,900SH SOLE 208900 AGRIUM
INC COMMON 008916108 337,427 7,264,300SH SOLE 7264300 AIR
LIQUIDE ADR (0.2 ORD) 009126202 43,198 2,035,008SH SOLE 2035008
AKZO NOBEL V SP ADR (1 ORD) 010199305 2,024 39,500SH SOLE 39500
APACHE CORP COMMON 037411105 113,209 1,349,750SH SOLE 1349750
APPLE INC COMMON 037833100 55,699 336,400SH SOLE 336400 ASAHI
GLASS SP ADR (10 ORD) 043393206 3,788 410,400SH SOLE 410400
AVERY DENNISON CORPCOMMON 053611109 59,072 1,978,760SH SOLE 1978760 BG PLC ADR (5 ORDS) 055434203 47,842 487,900SH SOLE
487900 BP PLC ADR (6 ORDS) 055622104 99,408 1,793,460SH SOLE
1793460 BANK OF MONTREAL COMMON 063671101 5,292 107,950SH
SOLE 107950 BANK OF NOVA SCOTIACOMMON 064149107 503,038 11,585,394SH SOLE 11585394 BARRICK GOLD CORP COMMON CAD
067901108 163,166 4,167,726SH SOLE 4167726 BECTON DICKINSON
COMMON 075887109 71,707 865,000SH SOLE 865000 BOSTON
SCIENTIFIC COMMON 101137107 44,672 3,789,700SH SOLE 3789700
BRISTOL MYERS SQUIBCOMMON 110122108 90,305 3,824,800SH SOLE 3824800 BROOKFIELD ASSET MGCLASS A LTD VTG 112585104 173,004 8,693,679SH SOLE 8693679 CAE INC COMMON 124765108 38,323
5,554,100SH SOLE 5554100 CCL INDUSTRIES INC CLASS B NON VTG 124900309 37,047 1,612,840SH SOLE 1612840 CVS CAREMARK CORP
COMMON 126650100 193,028 5,210,099SH SOLE 5210099 CDN IMP BANK
COMMERCOMMON 136069101 15,076 258,556SH SOLE 258556 CDN
NATL RAILWAY COMMON 136375102 432,856 8,662,311SH SOLE
8662311 CDN NATURAL RES COMMON 136385101 384,960 6,291,222SH
SOLE 6291222 CDN TIRE CORP CLASS A NON VTG 136681202 33,660 612,000SH SOLE 612000 CANON INC ADR (1 ORD) 138006309 38,883
1,028,200SH SOLE 1028200 CAPITALAND LTD ADR (2 ORD SHRS)
140547100 5,373 926,300SH SOLE 926300 CHEVRON CORP COMMON
166764100 585 7,600SH SOLE 7600 CHICAGO BRIDGE & IRN Y
REGISTRY SH 167250109 461 32,000SH SOLE 32000 COACH INC
COMMON 189754104 104,550 3,345,800SH SOLE 3345800 COCA-COLA
CO COMMON 191216100 1,780 31,900SH SOLE 31900 COLGATE
PALMOLIVE CCOMMON 194162103 161,651 1,965,720SH SOLE 1965720
CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108 14,008 263,500SH
SOLE 263500 E.ON AG ADR (0.3333 ORD SHS 268780103 3,825 92,900SH
SOLE 92900 EAST JAPAN RAILWAY SPONS ADR 144A 273202101 4,103 348,400SH SOLE 348400 EATON CORP COMMON 278058102 6,223
120,000SH SOLE 120000 EBAY INC COMMON 278642103 80,391
4,037,000SH SOLE 4037000 ECOLAB INC COMMON 278865100 46,699
1,030,300SH SOLE 1030300 ELECTRONIC ARTS COMMON 285512109
83,206 3,295,370SH SOLE 3295370 EMERSON ELEC CO COMMON
291011104 362 9,600SH SOLE 9600 ENCANA CORPORATION COMMON 292505104 689,776 11,960,739SH SOLE 11960739 ERICSSON(LM) TEL
ADR(10 SER B SHRS) 294821608 33,024 2,904,700SH SOLE 2904700 FIRST
QUANTUM MNRL COMMON 335934105 1,789 31,800SH SOLE 31800
FRANKLIN RES INC COMMON 354613101 448 5,350SH SOLE 5350
GENERAL ELECTRIC COCOMMON 369604103 131,214 9,630,770SH
SOLE 9630770 GILDAN ACTIVEWEAR COMMON 375916103 128,917 7,482,100SH SOLE 7482100 GOLDCORP INC COMMON 380956409
244,211 6,040,342SH SOLE 6040342 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 49,215 1,013,543SH SOLE 1013543 HEWLETT PACKARD CO
COMMON 428236103 124,161 2,763,392SH SOLE 2763392 HEXCEL CORP
COMMON 428291108 1,939 175,000SH SOLE 175000 HONEYWELL INTL
INC COMMON 438516106 77,187 2,114,560SH SOLE 2114560 HOYA CORP
ADR(1 ORD SHR) 443251103 3,108 133,000SH SOLE 133000 IAMGOLD
CORP COMMON 450913108 27,149 2,304,700SH SOLE 2304700 IMPERIAL
OIL LTD COMMON 453038408 354 7,850SH SOLE 7850 INFOSYS TECHN
LTD ADR(1 ORD SHR) 456788108 31,576 738,500SH SOLE 738500 INTEL
CORP COMMON 458140100 1,841 95,700SH SOLE 95700 INTL BUSINESS
MCHN COMMON 459200101 2,503 20,620SH SOLE 20620
INTERNATIONAL PAPERCOMMON 460146103 616 35,000SH SOLE 35000 JOHNSON & JOHNSON COMMON 478160104 108,830 1,648,184SH SOLE 1648184 JOHNSON MATTHEY PLCSP ADR 479142309 5,710 130,000SH
SOLE 130000 KIMBERLY CLARK MEX SP ADR (5 ORD A) 494386204 363 16,300SH SOLE 16300 KOHLS CORP COMMON 500255104 88,564
1,782,090SH SOLE 1782090 L OREAL CO ADR (0.2 ORD) 502117203
41,953 2,410,700SH SOLE 2410700 ESTEE LAUDER CO CLASS A
518439104 66,711 1,756,530SH SOLE 1756530 MAGNA INTL INC CLASS
A SUB VTG 559222401 359,882 7,292,438SH SOLE 7292438 MERCK & CO
INC COMMON 589331107 165,195 5,082,390SH SOLE 5082390
MICROSOFT CORP COMMON 594918104 210,441 7,615,680SH SOLE
7615680 MITSUBISHI UFJ FINLADR( 1 ORD SHRS) 606822104 3,834 537,200SH SOLE 537200 NASDAQ OMX GROUP COMMON 631103108
49,353 1,992,210SH SOLE 1992210 NESTLE S A ADS (1 ORD SHRS)
641069406 78,855 1,803,087SH SOLE 1803087 NIPPON TELEG & TEL
NEW ADR(0.50 ORD SH 654624105 3,541 149,700SH SOLE 149700
NORTHEAST UTILS COMMON 664397106 83,579 3,222,590SH SOLE
3222590 OPEN TEXT CORP COMMON 683715106 188,764 4,441,500SH
SOLE 4441500 PEARSON PLC SP ADR (1 ORD) 705015105 429 36,500SH
SOLE 36500 PEPSICO INC COMMON 713448108 145,640 2,279,500SH
SOLE 2279500 PT TELEKOMUNIKAS INADR(40 SER B SHRS) 715684106 32,098 921,000SH SOLE 921000 PFIZER INC COMMON 717081103 119,211
6,836,497SH SOLE 6836497 PHILIP MORRIS INTL COMMON 718172109
1,175 23,180SH SOLE 23180 PRECISION DRILLING TRUST UNIT
740215108 512 91,654SH SOLE 91654 PROCTER & GAMBLE
COCOMMON 742718109 1,892 31,845SH SOLE 31845 PRUDENTIAL FINL COMMON 744320102 242 5,600SH SOLE 5600 REED ELSEVIER N V
SPONS ADR 144A 758204200 47,058 1,837,506SH SOLE 1837506
RESEARCH IN MOTION COMMON 760975102 485,521 5,872,289SH SOLE 5872289 REXAM PLC SP ADR NEW2001 761655406 725 26,500SH SOLE
26500 ROCHE HLDG LTD NEW ADR( 4 ORD SHR) 771195104 82,333 2,076,340SH SOLE 2076340 ROGERS COMMUNICATIOCLASS B NON
VTG 775109200 253,786 8,487,810SH SOLE 8487810 ROYAL BANK CDA
COMMON 780087102 492,370 10,350,436SH SOLE 10350436 ROYAL
DUTCH SHELL ADR(2 ORD CL A) 780259206 233 4,000SH SOLE 4000
SAP AG SPNS ADR(1 ORD SHR) 803054204 41,596 890,300SH SOLE
890300 SCHLUMBERGER LTD COMMON 806857108 86,595 1,376,640SH
SOLE 1376640 SIEMENS A G SP ADR 826197501 44,820 557,230SH SOLE
557230 SPECTRA ENERGY CORPCOMMON 847560109 60,718
3,086,920SH SOLE 3086920 SUN LIFE FNCL INC COMMON 866796105
253 8,061SH SOLE 8061 SUNCOR ENERGY INC COMMON 867229106
362,181 10,239,768SH SOLE 10239768 SYSCO CORP COMMON 871829107
78,056 2,986,890SH SOLE 2986890 TAIWAN SEMICONDUCTOSP ADR(5
ORD) 874039100 34,886 3,189,137SH SOLE 3189137 THOMSON REUTERS
CORCOMMON 884903105 396,717 11,719,867SH SOLE 11719867 TIME
WARNER INC COM NEW 887317303 908 31,000SH SOLE 31000
TOMKINS PLC SP ADR (4 ORD) 890030208 1,997 176,700SH SOLE 176700
TORAY INDUSTRIES ADR(10 ORDS) 890880206 9,650 165,200SH SOLE 165200 TORONTO DOMINION BKCOMMON 891160509 636,583
10,593,831SH SOLE 10593831 TOYOTA MTR CORP ADR (2 ORD)
892331307 54,017 615,200SH SOLE 615200 UNILEVER N.V NY SHARES(1
ORD) 904784709 1,363 48,500SH SOLE 48500 UNITED
TECHNOLOGIESCOMMON 913017109 123,895 2,051,120SH SOLE
2051120 UPM KYMMENE CORP SP ADR 915436109 357 35,100SH SOLE
35100 VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 6,652 930,500SH
SOLE 930500 WAL MART STORES INCCOMMON 931142103 79,403
1,410,070SH SOLE 1410070 WELLS FARGO & CO COMMON 949746101
108,381 3,843,003SH SOLE 3843003 WYETH COMMON 983024100 63,135
1,196,505SH SOLE 1196505 YAHOO INC COMMON 984332106 575
31,600SH SOLE 31600 PETRO-CANADA COMMON 71644E102C 255,237
5,682,025SH SOLE 5682025 TALISMAN ENERGY INCCOMMON
87425E103C 478,156 28,614,941SH SOLE 28614941 VALE S.A ADR(1 ORD
SHR) 204412209 44,537 2,173,100SH SOLE 2173100 AT&T INC COMMON
00206R102 109,702 3,799,022SH SOLE 3799022 ALTRIA GROUP INC
COMMON 02209S103 394 20,700SH SOLE 20700 BCE INC COMMON
05534B760 300,356 12,514,834SH SOLE 12514834 BNP PARIBAS SP
ADR(0.50 SH) 05565A202 6,888 182,700SH SOLE 182700 BANCO SANTAN
CENT HADR (1 ORD) 05964H105 15,020 1,067,800SH SOLE 1067800
BARRICK GOLD CORP COMMON USD 067901108C 8,015 205,500SH
SOLE 205500 CML HEALTHCARE IN FTRUST UNIT 12582P105 203
16,000SH SOLE 16000 CAMECO CORP COMMON 13321L108 505,914
16,954,216SH SOLE 16,954,216 CDN PACIFIC RAILWAYCOMMON
13645T100 32,451 699,677SH SOLE 699677 CISCO SYSTEMS INC
COMMON 17275R102 92,098 4,247,955SH SOLE 4247955 DBS GROUP
HLDGS LTDSP ADR(4 ORD) 23304Y100 5,686 151,200SH SOLE 151200
DEVON ENERGY CORP COMMON 25179M103 1,007 15,900SH SOLE
15900 DIAGEO P L C SP ADR (4 ORD) 25243Q205 55,197 829,360SH SOLE
829360 DUKE ENERGY CORP COMMON 26441C105 271 16,000SH SOLE
16000 EMBRAER-EMPRESA BRAADR(4 ORD SHRS) 29081M102 23,409 1,216,000SH SOLE 1216000 ENBRIDGE INC COMMON 29250N105 28,871
715,340SH SOLE 715340 EXELON CORP COMMON 30161N101 148,548
2,495,280SH SOLE 2495280 EXPERIAN PLC SPONSORED ADR
30215C101 6,551 759,500SH SOLE 759500 EXXON MOBIL CORP
COMMON 30231G102 86,788 1,067,895SH SOLE 1067895 FNX MINING
COMMON 30253R101 1,155 143,800SH SOLE 143800 FRANCE TELECOM
SP ADR (1 ORD) 35177Q105 36,325 1,369,900SH SOLE 1369900
GOLDMAN SACHS GROUPCOMMON 38141G104 108,566 633,410SH
SOLE 633410 GOOGLE INC CLASS A 38259P508 116,631 237,975SH SOLE
237975 CGI GROUP INC CLASS A SUB VTG 39945C109 48,713
4,711,100SH SOLE 4711100 HENKEL AG & CO KGAA SPONSORED ADR 42550U109 280 9,000SH SOLE 9000 IESI-BFC LTD COMMON 44951D108
178 13,300SH SOLE 13300 IAMGOLD CORP COMMON 450913108C 471
40,000SH SOLE 40000 IVANHOE MINES COMMON 46579N103 948
146,900SH SOLE 146900 JPMORGAN CHASE & COCOMMON 46625H100
130,968 3,302,875SH SOLE 3302875 KRAFT FOODS INC CLASS A
50075N104 1,615 54,824SH SOLE 54824 MDS INC COMMON 55269P302
40,936 6,699,800SH SOLE 6699800 MAGNA INTL INC CLASS A
559222401C 5,622 114,500SH SOLE 114500 MANULIFE FINCL
CORPCOMMON 56501R106 448,872 22,232,378SH SOLE 22232378
MOSAIC CO COMMON 61945A107 71,243 1,383,400SH SOLE 1383400
NEXEN INC COMMON 65334H102 882 34,920SH SOLE 34920 NOMURA
HLDGS INC SPONSORED ADR 65535H208 896 91,400SH SOLE 91400
NOVARTIS AG ADR (1 ORD CHF) 66987V109 70,481 1,486,370SH SOLE 1486370 POTASH CORP OF SASKCOMMON 73755L107 318,013
2,931,270SH SOLE 2931270 POTASH CORP OF SASKCOMMON
73755L107C 7,118 65,800SH SOLE 65800 RESIN SYSTEMS COMMON 76111T102 486 1,130,000SH SOLE 1130000 RESIN SYSTEMS RTS JUL 24
09 76111T128 102 1,130,000SH SOLE 1130000 SCOTTISH &SOUTH
ENEADR 81012K309 4,491 200,700SH SOLE 200700 SHAW
COMMUNICATIONSCLASS B NON VTG 82028K200 241 12,300SH SOLE
12300 STATOILHYDRO ASA SP ADR(1 ORD NOK2.585771P102 5,084 221,200SH SOLE 221200 TMX GROUP INC COMMON 87261X108 85,520
2,527,200SH SOLE 2527200 TELUS CORP COMMON 87971M103 75,260
2,439,533SH SOLE 2439533 3M COMPANY COMMON 88579Y101 53,052
759,330SH SOLE 759330 TIM HORTONS INC COMMON 88706M103U
83,705 2,945,275SH SOLE 2945275 TIME WARNER CABLE COMMON
NEW 88732J207 97,221 2,640,700SH SOLE 2640700 TRANSALTA CORP
COMMON 89346D107 180,068 8,071,200SH SOLE 8071200
TRANSCANADA CORP COMMON 89353D107 210,348 6,716,104SH SOLE
6716104 TRANSCANADA CORP COMMON 89353D107C 954 30,500SH
SOLE 30500 ULTRA PETROLEUM COMMON 903914109C 71,402
1,574,900SH SOLE 1574900 VERIZON COMMUNICATNCOMMON
92343V104 84,126 2,354,906SH SOLE 2354906 VIACOM INC CLASS B
92553P201 56,797 2,152,316SH SOLE 2152316 VODAFONE GRP PLC
ADR(10 ORDS) 92857W209 55,286 2,440,094SH SOLE 2440094 WPP PLC
SP ADR(5 ORDS) 92933H101 49,858 1,289,500SH SOLE 1289500 WAL
MART DE MEXICO SP ADR(10 SHS) 93114W107 66,568 1,941,100SH
SOLE 1941100 COVIDIEN PLC SHARES G2554F105 925 21,250SH SOLE
21250 ACE LIMITED COMMON H0023R105 117,854 2,292,100SH SOLE
2292100 TRANSOCEAN LTD COMMON H8817H100 89,558 1,037,001SH
SOLE 1037001 TYCO INTL LTD COMMON H89128104 75,293 2,493,010SH
SOLE 2493010 TYCO ELEC LTD COMMON H8912P106 455 21,075SH
SOLE 21075 CHECK POINT SOFTWARORDINARY M22465104 31,128
1,140,900SH SOLE 1140900






CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011